Accounts receivable, net - Schedule of allowance for doubtful receivables (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable, net
Balance as of January 1	¥ 15,834,902	¥ 5,907,369	¥ 5,172,435
Addition	3,270,564	13,563,744	1,121,009
Write offs	(6,531,916)	(3,636,211)	(386,075)
Balance as of December 31	¥ 12,573,550	¥ 15,834,902	¥ 5,907,369